Liquidity Consideration and Principal Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Exchange rate translation with USD	0.1568	0.1532
Exchange rate translation in USD during period	0.1550	0.1449	0.1449
Loan receivable valuation allowance	$ 0	$ 0	$ 0
Impairment loss on long-term investment	476,762	0	0
Impairment loss on long-term investment	7,267,596	0	0
Contract asset	$ 0	0
ASC 340-40-25-4	true
Incremental costs capitalized	$ 0	0	0
Unconditional right of return period in days	7 days
Sales return assets	$ 164,762	463,361
Sales rebates	$ 5,584,109	4,591,581	4,839,595
Percentage of value added taxes on revenue from services	6.00%
Cost of revenue	$ 122,748,704	246,299,626	257,431,074
Advertising and marketing costs	267,928	663,871	560,894
Government grants	305,529	1,800,214	475,195
Statutory reserve	0	0
Dividends declared	$ 0	0
Number of operating segments | segment	1
Number of reportable segments | segment	1
Total right-of-use assets	$ 1,203,219	2,434,221
Total lease liabilities	1,173,552	2,350,442
Working capital	23,200,000
Cash	$ 43,623,588	45,284,308	49,098,841
ASU 2016-02 | Cumulative Effect, Period of Adoption, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total right-of-use assets				$ 1,735,966
Total lease liabilities				$ 1,735,966
ASU 2018-11
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change In Accounting Principle Accounting Standards Update Adopted	true
Change In Accounting Principle Accounting Standards Update Adoption Date	Jan. 01, 2019
Change In Accounting Principle Accounting Standards Update Immaterial Effect	true
ASU 2019 12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change In Accounting Principle Accounting Standards Update Adopted	true
Change In Accounting Principle Accounting Standards Update Adoption Date	Jan. 01, 2021
Change In Accounting Principle Accounting Standards Update Immaterial Effect	true
Products Sales
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue	$ 121,526,704	242,728,053	242,972,621
Services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of revenue	1,222,000	3,571,573	14,458,453
Grant
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Government grants	155,121	1,825,865	$ 463,253
Accrued Liabilities and Other Current Liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Refund obligation of sales return	236,547	634,119
Prepayments and Other Current Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales return assets	$ 164,762	$ 463,361
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of value added taxes on sales revenue from products	9.00%
Percentage of after tax net income to be allocated to general reserve under PRC law	10.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of value added taxes on sales revenue from products	13.00%
Percentage of required general reserve registered capital ratio to de force compulsory net profit allocation to general reserve	50.00%
Purchased Software
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset, useful life	5 years
Purchased Trademark and Business License | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset, useful life	5 years
Purchased Trademark and Business License | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible asset, useful life	10 years